Risk Management and Financial Instruments - Schedule of Hedge Cash Flow Movement (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Schedule of Hedge Cash Flow Movement [Line Items]
Hedge accounting operation	$ 125	$ 186
(-) Income Tax	(42)	(63)
Total of other comprehensive income (expense)	83	$ 123
OCI [Member]
Schedule of Hedge Cash Flow Movement [Line Items]
Hedge accounting operation	(61)
(-) Income Tax	21
Total of other comprehensive income (expense)	$ (40)